Income Taxes	9 Months Ended
Sep. 30, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 10 –	Income Taxes

(1)  Corporate income tax

The Company is incorporated in the State of Nevada in the U.S., and is subject to a gradual U.S. federal corporate income tax of 15% to 35%. The State of Nevada does not impose any corporate state income tax. Kirin China is incorporated in the British Virgin Islands.  Under the current laws of the British Virgin Islands, Kirin China is not subject to tax on income or capital gains.  In addition, no British Virgin Islands withholding tax is imposed upon payments of dividends by Kirin China. Kirin Development is incorporated in Hong Kong.  Kirin Development did not earn any income that was derived in Hong Kong for the period from its date of incorporation to September 30, 2011 and therefore was not subject to Hong Kong Profits Tax. The payments of dividends by Hong Kong companies are not subject to any Hong Kong withholding tax.

The Company’s subsidiary and VIEs in China are subject to PRC Enterprise Income Tax (EIT) on taxable income. According to PRC tax laws and regulations, China subsidiary and VIEs are subject to EIT with the tax rate 25% since January 1, 2008, except that deemed profit method is applied to Xingtai Zhongding Construction Project Management Co., Ltd., which local tax authorities levy income tax based on deemed profit of 8% of revenue. A withholding income tax rate of 5% is applied if Kirin Management, the wholly-owned foreign enterprise, distributes dividends to its immediate holding company, Kirin Development. The Company has not recorded tax provision for U.S. tax purposes as they have no assessable profits arising in or derived from the United States and intends to permanently reinvest accumulated earnings in the PRC operations in the foreseeable future.

Income tax expenses for the nine months ended September 30, 2011 and 2010 are summarized as follows:

	Nine Months Ended September 30,
	2011	2010
	(Unaudited)	(Unaudited)

Current
EIT expense	$-	$217,837
Unrecognized tax uncertainty benefit	1,095,141	1,469,119
LAT expense	722,547	359,890
Deferred tax (benefit) expense	(250,169)	853,494

	$1,567,519	$2,900,340

Income tax expenses for the three months ended September 30, 2011 and 2010 are summarized as follows:

	Three Months Ended September 30,
	2011	2010
	(Unaudited)	(Unaudited)

Current
EIT expense	$-	$217,837
Unrecognized tax uncertainty benefit	533,916	741,220
LAT expense	371,711	(643,022)
Deferred tax (benefit) expense	(143,551)	748,715

	$762,076	$1,064,750

A reconciliation between taxes computed at the PRC statutory rate of 25% and the Company’s effective tax rate for the nine months ended September 30, 2011 and 2010 is as follows:

	Nine Months Ended September 30,
	2011	2010
	(Unaudited)	(Unaudited)

EIT at the PRC statutory rate of 25%	$985,866	$2,350,306
LAT expense	722,547	359,890
EIT benefit of LAT	(180,637)	(89,972)
Others	39,743	280,116

	$1,567,519	$2,900,340

(2)  Liability for unrecognized tax benefit

A reconciliation of the beginning and ending amount of liability associated with unrecognized tax benefit for the nine months ended September 30, 2011 and the year ended December 31, 2010 is as follows:

	Nine Months Ended September 30, 2011	Year Ended December 31, 2010
	(Unaudited)

Unrecognized tax benefit, as the beginning of the period or year	$4,318,008	$1,872,111
Increase due to government grant earned	1,095,141	2,323,422
Movement in current year due to foreign exchange rate fluctuation	159,502	122,475

Unrecognized tax benefit, as the end of the period or year	$5,572,651	$4,318,008

The liability for unrecognized tax benefit is related to the government grant earned by the Company for the development of Kirin County project.  Because the grant is given by local government which received proceeds of the related land use rights through public auction, it is prevailing practice that the entities receive such grants do not include earned grant in taxable income. The Company believes that the possibility exists for local or higher tax authorities re-evaluate this tax position and reverse current practice. The unrecognized tax benefit, if ultimately recognized, will impact the effective tax rate. The Company did not accrue potential penalties and interest related to the unrecognized tax befit on the basis that tax authorities would unlikely levy penalties and interest. The Company does not expect changes in unrecognized tax benefit as of September 30, 2011 to be material in the next twelve months.

In accordance with PRC tax administration law and regulations, tax authorities generally have up to five years to claw back underpaid tax plus penalties and interests.  In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation.  Accordingly, the Company’s PRC subsidiary and VIEs tax years from 2006 to 2010 remains subject to examination by tax authorities.

(3)  Deferred tax

The tax effects of temporary differences that give rise to the following approximate deferred tax assets and liabilities as of September 30, 2011 and December 31, 2010 are presented below.

	September 30, 2011	December 31, 2010
	(Unaudited)

Deferred tax assets
Operating loss carry forward	$1,469,929	$418,116
Excess of interest expense	774,937	188,576
Excess of advertising expense	60,990	49,229

Offsetting with deferred tax liabilities	(1,534,183)	(570,469)

Net deferred tax assets	$771,673	$85,452

Deferred tax liability
Revenue recognized based on percentage-of-completion	$7,529,690	$5,960,005
Offsetting with deferred tax assets	(1,534,183)	(570,469)

Net deferred tax liabilities	$5,995,507	$5,389,536